Liability for employees severance benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Severance pay expense	$ 4,067	$ 3,340	$ 3,476
Employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan, employer contributions	$ 1,455	$ 877	$ 774